Operating Lease Right-of-Use ('ROU') Assets and Operating Lease Liabilities - Schedule of Lease Payments Due Under Operating Leases (Details) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
2020	$ 528,767	$ 507,240
2021	535,659	521,856
2022	318,611	531,630
2023		538,608
2024		184,288
Total minimum non-cancelable operating lease payments	1,898,353	2,283,622
Less: discount to fair value	(328,077)	(510,238)
Total lease liability	$ 1,570,276	$ 1,773,384